Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF PLAN
The following description of the MSC Industrial Direct 401(k) Plan, as amended (the “Plan”), provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan, sponsored by MSC Industrial Direct Co., Inc. (the “Company”), covering all “Employees” (as the term is defined in the Plan document), including Employees of participating subsidiaries, who meet certain age and service requirements of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Administrative Committee of the MSC Industrial Direct 401(k) Plan is responsible for the administration of the Plan (the “Plan Administrator”). T. Rowe Price Trust Company is the Plan trustee and T. Rowe Price Retirement Plan Services, Inc. is the recordkeeper for the Plan. The Plan year begins on January 1 and ends on December 31 (the “Plan year”).

Eligibility

An Employee is eligible for participation in the Plan on the first day of the month following one full calendar month of service, or anytime thereafter, and must be at least 18 years of age. Both full-time and part-time Employees are eligible to join the Plan.

Participation and Contributions

The Plan is funded by employee and employer contributions. Participants may elect to make pre-tax or Roth after-tax (“Roth”) contributions of between 1% and 40% of their “Annual Compensation” (as the term is defined in the Plan document). The maximum annual contribution a participant could make into the Plan, as established by the Internal Revenue Code of 1986, as amended (the “Code”), was $23,500 during 2025. In addition, the Plan permits catch-up contributions by participants who have attained age 50 by December 31 of each year. Participants may also roll over amounts representing distributions from other qualifying plans. Participants are immediately vested in their pre-tax, Roth and rollover contributions.

Participants direct the investment of their contributions, employer discretionary matching contributions and employer discretionary profit sharing contributions into various investment options offered by the Plan. Participants may currently direct contributions into 25 mutual funds and two common collective trusts. Additionally, participants may direct contributions into the purchase of shares of the Company’s Class A Common Stock (“Class A Common Stock”).

The “Employer” (as the term is defined in the Plan document) may make a discretionary matching contribution to the Plan accounts of eligible participants. For the 2025 Plan year, the Employer made a discretionary matching contribution of 50% of the first 6% of a participant’s pre-tax and Roth contributions. The Employer may also make a discretionary profit sharing contribution to the Plan accounts of eligible participants to be allocated in the same ratio as each eligible participant’s compensation bears to the total of such compensation of all eligible participants. No discretionary profit sharing contributions were made in 2025. In general, participants must have completed 1,000 hours of service during a calendar year and be employed on the last day of the Plan year to be eligible to share in the allocation of any discretionary profit sharing contributions. Also, a participant must be employed on the last day of the Plan year to be eligible for any discretionary true-up of matching contributions at the end of the Plan year. The discretionary true-up of matching contributions occurs when a participant reaches the Code’s maximum annual contribution limit before December 31, resulting in a difference between what the Employer contributed compared to the full Employer match for the Plan year.

Active participants vest in annual Employer contributions as follows:

Completed Years of Service	Vested Percentage
Less than 1	0%
1 but less than 2	33 1/3%
2 but less than 3	66 2/3%
3 or more	100%

Upon a participant’s attainment of age 65 while in service or termination of service due to death or becoming “Disabled” (as the term is defined in the Plan document) or a termination of the Plan, 100% vesting occurs.

Participant Accounts

Individual accounts are maintained for each participant in the Plan. Each participant’s account is credited with the participant’s contributions and allocations of (i) the Company’s contributions, if any, and (ii) earnings and losses from applicable investment performance, and, if not paid by the Employer, administrative expenses. Pre-tax and Roth contributions are maintained separately for participants.
Forfeitures

Forfeited balances of terminated participants’ non-vested employer contributions are used to pay administrative expenses of the Plan or to reduce future employer discretionary matching contributions and future employer discretionary profit sharing contributions. As of December 31, 2025 and 2024, the forfeiture balances not allocated to pay administrative expenses were $32,730 and $30,418, respectively. During the years ended December 31, 2025 and 2024, forfeited non-vested accounts of $228,000 and $206,917, respectively, were used to reduce employer discretionary matching contribution obligations.

Notes Receivable from Participants

The Plan has a loan provision which allows participants to borrow from the Plan. The minimum loan amount is $1,000, and the maximum loan amount is generally 50% of a participant’s total vested account balance, not to exceed $50,000. Interest is charged at a rate established by the Plan and is normally fixed at origination at the prime rate plus 1% (effective rate of 7.75% as of December 31, 2025). Interest rates on outstanding loans as of December 31, 2025 and 2024 ranged from 4.25% to 9.50%.  Interest paid by a participant on an outstanding loan is paid directly into the participant’s account. Principal and interest is paid ratably through payroll deductions. The repayment period cannot exceed five years unless the loan is used to acquire a participant’s principal residence, in which case the repayment period cannot exceed 10 years (except for certain of such loans that were rolled over into the Plan from another tax-qualified plan). A participant can have a maximum of two loans outstanding from the Plan at any given time.

Withdrawals

The Plan permits a participant to withdraw participant pre-tax, Roth, vested discretionary matching and vested discretionary profit sharing contributions to the extent necessary to satisfy the participant’s “Hardship” (as the term is defined in the Plan document). In addition, the Plan permits participants who have attained age 59-1/2 to make in-service withdrawals from the Plan.

Payment of Benefits

At death, upon becoming Disabled, or at retirement or termination, participants (or their designated beneficiaries) are entitled to receive benefits equal to their vested account balances. In general, participants may elect to defer their distribution or to receive vested benefits in the form of a lump sum distribution, installment payments or a direct rollover to an Individual Retirement Account (“IRA”) or an eligible retirement plan. However, if a participant’s vested account balance is $7,000 or less, the participant may not defer distribution and may elect to receive a partial distribution, a lump sum distribution, or a direct rollover to an IRA or an eligible retirement Plan. If no such election is made and the participant’s vested account balance is greater than $1,000, but not more than $7,000, the participant’s vested account balance will be directly rolled over into an IRA established by the Plan Administrator for the participant’s benefit. If the participant’s vested account balance is $1,000 or less and no election is made, the benefit will be paid in a lump sum distribution.

Plan Expenses

Expenses for investment and other costs are generally paid by the Plan. Expenses for recordkeeping are deducted directly from the participant’s account on a quarterly basis and are included in administration fees and other. Fees for annual independent audit, counsel, and other specialists are generally paid by the Company. Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan.

Legislation
In December 2022, the SECURE 2.0 Act of 2022 (“SECURE 2.0”) was enacted and includes a number of required and optional provisions, intended to enhance retirement savings and modernize plan administration. The Plan has implemented several provisions of SECURE 2.0 including an increase in the required minimum distribution age, the adoption of increased catch‑up contribution limits for participants between ages 60-63, the ability for participants to designate employer matching contributions as Roth contributions and an increase in the automatic cash‑out threshold from $5,000 to $7,000. The Company expects to adopt additional Plan amendments consistent with applicable regulatory deadlines. This includes the requirement that catch‑up contributions for certain highly‑compensated participants be designated as Roth contributions.